INSTALMENT LOAN PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Instalment Loan Payable Details
Installment loan payable	$ 46,667
Instalment loan monthly payment	972
Pay loan off in six month period	$ 7,778